Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful accounts	$ 309,316	$ 90,495
Tax loss carry forwards	1,247,604	719,659
Excess marketing and advertising expense (15%)		10,687
Operating lease liabilities	45,627	86,057
Total deferred tax assets	1,602,547	906,898
Less: Valuation allowance	(1,554,869)	(806,319)	$ (162,974)
Total deferred tax assets, net of valuation allowance	$ 47,678	$ 100,579